UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7656

Strong Conservative Equity Funds, Inc., on behalf of
Strong Advisor U.S. Value Fund, Strong Blue Chip Fund,
Strong Dividend Income Fund, Strong Energy Fund and
Strong Growth and Income Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2004

Date of reporting period:  September 30, 2004


Item 1.   Schedule of Investments

Strong Advisor U.S. Value Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 90.7%
Aerospace - Defense 1.0%
General Dynamics Corporation                                        9,000         $   918,900
Lockheed Martin Corporation                                        24,400           1,361,032
Raytheon Company                                                   25,000             949,500
                                                                         ---------------------
                                                                                    3,229,432

Auto Manufacturer 0.5%
General Motors Corporation (c)                                     38,100           1,618,488

Banks - Money Center 4.5%
Bank of America Corporation                                       100,000           4,333,000
The Bank of New York Company, Inc.                                 35,000           1,020,950
Citigroup, Inc.                                                   148,500           6,551,820
J.P. Morgan Chase & Company                                        75,240           2,989,285
                                                                         ---------------------
                                                                                   14,895,055

Banks - Northeast 0.2%
Peoples Bank (c)                                                   17,100             610,983

Banks - Southeast 0.1%
Compass Bancshares, Inc. (c)                                        8,000             350,560

Banks - Super Regional 3.2%
KeyCorp                                                            41,600           1,314,560
National City Corporation                                          32,000           1,235,840
Regions Financial Corporation                                      56,791           1,877,510
SouthTrust Corporation                                             39,600           1,649,736
U.S. Bancorp                                                       47,000           1,358,300
Wachovia Corporation                                               67,100           3,150,345
                                                                         ---------------------
                                                                                   10,586,291

Beverages - Alcoholic 0.2%
Anheuser-Busch Companies, Inc.                                     13,000             649,350

Beverages - Soft Drinks 1.1%
Coca-Cola Enterprises, Inc.                                       188,000           3,553,200

Building Products - Wood 0.3%
Weyerhaeuser Company                                               14,000             930,720

Chemicals - Basic 0.8%
The Dow Chemical Company                                           40,000           1,807,200
PPG Industries, Inc.                                               15,300             937,584
                                                                         ---------------------
                                                                                    2,744,784

Commercial Services - Miscellaneous 0.5%
ARAMARK Corporation Class B                                        48,000           1,158,720
Automatic Data Processing, Inc.                                     9,000             371,880
                                                                         ---------------------
                                                                                    1,530,600

Computer - IT Services 2.0%
International Business Machines Corporation                        48,400           4,149,816
Unisys Corporation (b)                                            230,000           2,373,600
                                                                         ---------------------
                                                                                    6,523,416

Computer - Manufacturers 1.1%
Hewlett-Packard Company                                           200,000           3,750,000

Computer Software - Desktop 1.5%
Microsoft Corporation                                             180,000           4,977,000

Diversified Operations 6.6%
E.I. Du Pont de Nemours & Company                                  50,631           2,167,007
Emerson Electric Company                                           27,900           1,726,731
General Electric Company                                          350,000          11,753,000
ITT Industries, Inc.                                               16,000           1,279,840
Loews Corporation                                                  40,000           2,340,000
SPX Corporation                                                    25,000             885,000
United Technologies Corporation                                    17,200           1,606,136
                                                                         ---------------------
                                                                                   21,757,714

Finance - Equity REIT 0.5%
Equity Office Properties Trust                                     30,000             817,500
Equity Residential Properties Trust                                27,000             837,000
                                                                         ---------------------
                                                                                    1,654,500

Finance - Investment Brokers 0.0%
Piper Jaffray Companies, Inc. (b) (c)                                 928              36,740

Finance - Investment Management 0.2%
Mellon Financial Corporation                                       28,000             775,320

Finance - Savings & Loan 0.6%
Washington Mutual, Inc.                                            50,000           1,954,000

Financial Services - Miscellaneous 0.6%
American Express Company                                           38,000           1,955,480

Food - Meat Products 0.1%
Tyson Foods, Inc. Class A (c)                                      18,000             288,360

Food - Miscellaneous Preparation 6.0%
Campbell Soup Company                                              20,000             525,800
ConAgra, Inc.                                                      60,000           1,542,600
Del Monte Foods Company (b) (c)                                   778,000           8,161,220
Kraft Foods, Inc. Class A                                         221,900           7,038,668
Sara Lee Corporation                                              115,000           2,628,900
                                                                         ---------------------
                                                                                   19,897,188

Household - Housewares 0.1%
Newell Rubbermaid, Inc.                                            17,000             340,680

Insurance - Accident & Health 0.8%
AFLAC, Inc.                                                        65,000           2,548,650

Insurance - Brokers 0.2%
Marsh & McLennan Companies, Inc.                                   12,600             576,576

Insurance - Diversified 2.0%
American International Group, Inc.                                 58,500           3,977,415
Principal Financial Group, Inc.                                    25,300             910,041
Prudential Financial, Inc.                                         34,100           1,604,064
                                                                         ---------------------
                                                                                    6,491,520

Insurance - Life 0.3%
Lincoln National Corporation                                       25,000           1,175,000

Insurance - Property/Casualty/Title 2.8%
The Allstate Corporation                                           32,000           1,535,680
Chubb Corporation                                                  16,500           1,159,620
Hartford Financial Services Group, Inc.                            21,800           1,350,074
Old Republic International Corporation                             37,000             926,110
The St. Paul Travelers Companies, Inc.                            132,000           4,363,920
                                                                         ---------------------
                                                                                    9,335,404

Leisure - Hotels & Motels 0.4%
Marriott International, Inc. Class A                               23,000           1,195,080

Leisure - Photo Equipment/Related 0.2%
Eastman Kodak Company (c)                                          24,200             779,724

Machinery - Construction/Mining 0.4%
Caterpillar, Inc.                                                  16,000           1,287,200

Machinery - Farm 0.5%
Deere & Company                                                    26,000           1,678,300

Media - Cable TV 3.1%
Comcast Corporation Class A (b)                                   345,000           9,742,800
Liberty Media International, Inc. Class A (b)                      18,700             623,869
                                                                         ---------------------
                                                                                   10,366,669

Media - Diversified 1.6%
Time Warner, Inc. (b)                                             325,000           5,245,500

Media - Newspapers 0.7%
Gannett Company, Inc.                                              26,200           2,194,512

Media - Periodicals 2.1%
The Readers Digest Association, Inc. (non-voting)                 480,800           7,014,872

Media - Radio/TV 4.2%
Clear Channel Communications, Inc.                                195,000           6,078,150
The Walt Disney Company                                            93,000           2,097,150
Liberty Media Corporation Class A (b)                             374,000           3,261,280
Viacom, Inc. Class B                                               69,400           2,329,064
                                                                         ---------------------
                                                                                   13,765,644

Medical - Biomedical/Biotechnology 0.8%
Serono SA ADR (c)                                                 175,000           2,682,750

Medical - Ethical Drugs 3.3%
Bristol-Myers Squibb Company                                      360,000           8,521,200
Merck & Company, Inc.                                              76,000           2,508,000
                                                                         ---------------------
                                                                                   11,029,200

Medical - Hospitals 1.6%
HCA, Inc.                                                         140,000           5,341,000

Medical/Dental - Services 0.1%
Medco Health Solutions, Inc. (b)                                    7,839             242,225

Medical/Dental - Supplies 0.8%
Sola International, Inc. (b) (c)                                  138,000           2,628,900

Metal Ores - Gold/Silver 0.5%
Newmont Mining Corporation Holding Company                         35,000           1,593,550

Metal Ores - Miscellaneous 0.5%
Alcoa, Inc.                                                        52,100           1,750,039

Oil & Gas - Drilling 0.3%
Pride International, Inc. (b) (c)                                  45,000             890,550

Oil & Gas - International Integrated 8.5%
ChevronTexaco Corporation                                          96,000           5,149,440
ConocoPhillips                                                     49,000           4,059,650
Exxon Mobil Corporation                                           372,000          17,978,760
Royal Dutch Petroleum Company - New York Shares                    20,000           1,032,000
                                                                         ---------------------
                                                                                   28,219,850

Oil & Gas - United States Exploration & Production
0.9%
Devon Energy Corporation                                           14,000             994,140
Kerr McGee Corporation                                              7,000             400,750
Unocal Corporation                                                 40,200           1,728,600
                                                                         ---------------------
                                                                                    3,123,490

Paper & Paper Products 0.3%
Boise Cascade Corporation                                          10,000             332,800
MeadWestvaco Corporation                                           12,000             382,800
Smurfit-Stone Container Corporation (b)                            20,000             387,400
                                                                         ---------------------
                                                                                    1,103,000

Pollution Control - Services 1.2%
Waste Management, Inc.                                            147,000           4,018,980

Retail - Department Stores 0.7%
Federated Department Stores, Inc.                                  25,000           1,135,750
May Department Stores Company                                      44,793           1,148,045
                                                                         ---------------------
                                                                                    2,283,795

Retail - Restaurants 1.4%
McDonald's Corporation                                            163,000           4,568,890

Retail - Super/Mini Markets 2.4%
Albertson's, Inc. (c)                                              20,000             478,600
The Kroger Company (b)                                            445,000           6,906,400
Safeway, Inc. (b)                                                  27,000             521,370
                                                                         ---------------------
                                                                                    7,906,370

Retail/Wholesale - Office Supplies 0.1%
Office Depot, Inc. (b)                                             17,000             255,510

Telecommunications - Services 4.8%
AT&T Corporation (c)                                               47,000             673,040
BellSouth Corporation                                              98,000           2,657,760
CenturyTel, Inc.                                                    9,000             308,160
Commonwealth Telephone Enterprises, Inc. (b) (c)                    5,000             217,750
Qwest Communications International, Inc. (b)                       60,000             199,800
SBC Communications, Inc.                                          174,000           4,515,300
Sprint Corporation                                                 51,000           1,026,630
Verizon Communications, Inc.                                      155,000           6,103,900
                                                                         ---------------------
                                                                                   15,702,340

Telecommunications - Wireless Equipment 1.4%
Nokia Corporation Sponsored ADR                                   330,000           4,527,600

Telecommunications - Wireless Services 0.3%
ALLTEL Corporation                                                 19,000           1,043,290

Tobacco 1.3%
Altria Group, Inc.                                                 55,000           2,587,200
Loews Corp - Carolina Group (c)                                    67,700           1,649,849
                                                                         ---------------------
                                                                                    4,237,049

Transportation - Air Freight 0.3%
FedEx Corporation                                                  12,000           1,028,280

Transportation - Rail 0.7%
Burlington Northern Santa Fe Corporation                           24,800             950,088
Norfolk Southern Corporation                                       50,000           1,487,000
                                                                         ---------------------
                                                                                    2,437,088

Utility - Electric Power 5.3%
Consolidated Edison, Inc.                                          27,000           1,135,080
DTE Energy Company (c)                                             51,000           2,151,690
Dominion Resources, Inc. (c)                                       28,000           1,827,000
Duke Energy Corporation                                            70,000           1,602,300
Entergy Corporation                                                23,500           1,424,335
Exelon Corporation                                                 52,400           1,922,556
FPL Group, Inc.                                                    26,600           1,817,312
FirstEnergy Corporation                                            20,000             821,600
Progress Energy, Inc.                                              14,000             592,760
Public Service Enterprise Group, Inc.                              31,000           1,320,600
SCANA Corporation (c)                                              17,000             634,780
The Southern Company                                               42,000           1,259,160
TXU Corporation                                                    20,000             958,400
                                                                         ---------------------
                                                                                   17,467,573

Utility - Gas Distribution 2.2%
CenterPoint Energy, Inc. (c)                                      299,400           3,101,784
KeySpan Corporation                                                25,600           1,003,520
NiSource, Inc.                                                     27,000             567,270
Sempra Energy                                                      31,500           1,139,985
Vectren Corporation (c)                                            56,700           1,427,706
                                                                         ---------------------
                                                                                    7,240,265
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $262,445,763)                                           299,586,096
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 12.1%
Collateral Received for Securities Lending 3.0%
Navigator Prime Portfolio                                       9,788,858           9,788,858

Repurchase Agreements 9.1%
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $28,401,459); Collateralized
by: United States Government & Agency Issues                $  28,400,000          28,400,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $1,626,138);
Collateralized by: United States Government & Agency
Issues                                                          1,626,100           1,626,100
                                                                         ---------------------
Total Repurchase Agreements                                                        30,026,100
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $39,814,958)                                    39,814,958
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $302,260,721)                               339,401,054
102.8%
Other Assets and Liabilities, Net (2.8%)                                           (9,296,551)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $    330,104,503
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of security is on loan.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Blue Chip Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 96.5%
Aerospace - Defense 3.1%
General Dynamics Corporation                                       45,200        $  4,614,920

Apparel - Shoes & Related Manufacturing 2.3%
NIKE, Inc. Class B                                                 42,700           3,364,760

Auto Manufacturer 2.0%
Toyota Motor Corporation Sponsored ADR                             38,400           2,932,992

Banks - Money Center 3.2%
Bank of America Corporation                                       107,600           4,662,308

Building - Construction Products/Miscellaneous 2.0%
Masco Corporation                                                  87,200           3,011,016

Building - Resident/Commercial 10.9%
D.R. Horton, Inc.                                                 133,050           4,405,286
Lennar Corporation Class A                                         71,400           3,398,640
Pulte Homes, Inc.                                                  73,100           4,486,147
Toll Brothers, Inc. (b)                                            82,300           3,812,959
                                                                         ---------------------
                                                                                   16,103,032

Computer - Manufacturers 2.2%
Apple Computer, Inc. (b)                                           84,200           3,262,750

Computer Software - Desktop 2.4%
Microsoft Corporation                                             129,100           3,569,615

Cosmetics - Personal Care 5.5%
Avon Products, Inc.                                                97,500           4,258,800
The Procter & Gamble Company                                       72,300           3,912,876
                                                                         ---------------------
                                                                                    8,171,676

Diversified Operations 9.6%
General Electric Company                                          152,000           5,104,160
Tyco International, Ltd.                                          155,000           4,752,300
United Technologies Corporation                                    46,400           4,332,832
                                                                         ---------------------
                                                                                   14,189,292

Finance - Investment Brokers 1.5%
The Goldman Sachs Group, Inc.                                      23,900           2,228,436

Finance - Mortgage & Related Services 2.2%
Countrywide Financial Corporation                                  83,600           3,293,004

Internet - Content 3.8%
Yahoo! Inc. (b)                                                   163,800           5,554,458

Internet - E*Commerce 4.3%
eBay, Inc. (b)                                                     68,400           6,288,696

Medical - Biomedical/Biotechnology 4.3%
Biogen Idec, Inc. (b)                                              54,000           3,303,180
Gilead Sciences, Inc. (b)                                          81,800           3,057,684
                                                                         ---------------------
                                                                                    6,360,864

Medical - Products 3.5%
St. Jude Medical, Inc. (b)                                         40,400           3,040,908
Zimmer Holdings, Inc. (b)                                          27,800           2,197,312
                                                                         ---------------------
                                                                                    5,238,220

Metal Ores - Miscellaneous 2.7%
Phelps Dodge Corporation                                           43,400           3,994,102

Oil & Gas - Field Services 3.0%
Schlumberger, Ltd.                                                 66,400           4,469,384

Oil & Gas - International Integrated 6.7%
ConocoPhillips                                                     81,900           6,785,415
Exxon Mobil Corporation                                            65,600           3,170,448
                                                                         ---------------------
                                                                                    9,955,863

Oil & Gas - Machinery/Equipment 3.2%
Baker Hughes, Inc.                                                106,700           4,664,924

Oil & Gas - United States Exploration & Production
5.6%
Burlington Resources, Inc.                                        126,000           5,140,800
Occidental Petroleum Corporation                                   55,200           3,087,336
                                                                         ---------------------
                                                                                    8,228,136

Retail - Drug Stores 2.3%
Walgreen Company                                                   93,000           3,332,190

Steel - Producers 3.1%
Nucor Corporation                                                  49,700           4,541,089

Telecommunications - Wireless Equipment 3.5%
QUALCOMM, Inc.                                                    131,400           5,129,856

Telecommunications - Wireless Services 3.6%
Mobile Telesystems Sponsored ADR                                   36,400           5,277,636
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $122,678,630)                                           142,439,219
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 1.2%
Repurchase Agreements
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $200,010); Collateralized by:
United States Government & Agency Issues                      $   200,000             200,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $1,530,136);
Collateralized by: United States Government & Agency
Issues                                                          1,530,100           1,530,100
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,730,100)                                      1,730,100
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $124,408,730)                               144,169,319
97.7%
Other Assets and Liabilities, Net 2.3%                                              3,386,592
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                               $ 147,555,911
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Dividend Income Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 98.4%
Aerospace - Defense 4.8%
General Dynamics Corporation                                       18,000        $  1,837,800
Lockheed Martin Corporation                                        70,000           3,904,600
                                                                         ---------------------
                                                                                    5,742,400

Banks - Money Center 9.8%
Bank of America Corporation                                       100,000           4,333,000
Citigroup, Inc.                                                   165,000           7,279,800
                                                                         ---------------------
                                                                                   11,612,800
Banks - Northeast 2.2%
North Fork Bancorporation, Inc.                                    58,000           2,578,100

Banks - Super Regional 6.6%
AmSouth Bancorporation                                             70,000           1,708,000
Regions Financial Corporation                                      65,433           2,163,215
Wachovia Corporation                                               85,000           3,990,750
                                                                         ---------------------
                                                                                    7,861,965
Beverages - Alcoholic 1.8%
Anheuser-Busch Companies, Inc.                                     43,000           2,147,850

Chemicals - Basic 3.7%
Lyondell Petrochemical Company                                     10,000             224,600
The Dow Chemical Company                                           92,000           4,156,560
                                                                         ---------------------
                                                                                    4,381,160
Chemicals - Specialty 3.6%
Air Products & Chemicals, Inc.                                     26,000           1,413,880
Ashland, Inc.                                                      50,000           2,804,000
                                                                         ---------------------
                                                                                    4,217,880
Computer Software - Desktop 2.2%
Microsoft Corporation                                              96,000           2,654,400

Cosmetics - Personal Care 2.0%
The Procter & Gamble Company                                       44,000           2,381,280

Diversified Operations 8.1%
E.I. Du Pont de Nemours & Company                                  86,000           3,680,800
Fortune Brands, Inc.                                               20,000           1,481,800
Johnson Controls, Inc.                                             44,000           2,499,640
United Technologies Corporation                                    21,000           1,960,980
                                                                         ---------------------
                                                                                    9,623,220
Electronics - Semiconductor Manufacturing 2.7%
Intel Corporation                                                 160,000           3,209,600

Finance - Investment Brokers 0.8%
Morgan Stanley                                                     20,000             986,000

Food - Miscellaneous Preparation 1.2%
H.J. Heinz Company                                                 39,000           1,404,780

Insurance - Diversified 2.7%
Assurant, Inc.                                                    125,000           3,250,000

Insurance - Property/Casualty/Title 3.5%
The Allstate Corporation                                           86,000           4,127,140

Medical - Ethical Drugs 5.3%
Pfizer, Inc.                                                      139,000           4,253,400
Wyeth                                                              56,000           2,094,400
                                                                         ---------------------
                                                                                    6,347,800
Medical/Dental - Supplies 2.6%
Becton, Dickinson & Company                                        59,500           3,076,150

Metal Products - Fasteners 1.6%
Illinois Tool Works, Inc.                                          21,000           1,956,570

Oil & Gas - Field Services 0.7%
Schlumberger, Ltd.                                                 12,000             807,720

Oil & Gas - International Integrated 8.7%
BP PLC Sponsored ADR                                               46,000           2,646,380
ConocoPhillips                                                     65,000           5,385,250
Royal Dutch Petroleum Company - New York Shares                    45,000           2,322,000
                                                                         ---------------------
                                                                                   10,353,630
Retail - Home Furnishings 0.6%
Ethan Allen Corporation                                            20,500             712,375

Retail - Major Discount Chains 1.9%
Costco Wholesale Corporation                                       34,000           1,413,040
Kmart Holding Corporation (b)                                      10,000             874,700
                                                                         ---------------------
                                                                                    2,287,740
Retail - Restaurants 2.7%
McDonald's Corporation                                            115,000           3,223,450

Telecommunications - Services 0.7%
Citizens Communications Company                                    65,000             870,350

Telecommunications - Services Foreign 1.8%
BCE, Inc.                                                         100,000           2,165,000

Telecommunications - Wireless Services 2.0%
Vodafone Group PLC Sponsored ADR                                  101,000           2,435,110

Tobacco 2.6%
Altria Group, Inc.                                                 31,000           1,458,240
UST, Inc.                                                          40,000           1,610,400
                                                                         ---------------------
                                                                                    3,068,640
Transportation - Rail 2.7%
Burlington Northern Santa Fe Corporation                           84,500           3,237,195

Utility - Electric Power 6.2%
Constellation Energy Group, Inc.                                   53,000           2,111,520
Duke Energy Corporation                                            50,000           1,144,500
Exelon Corporation                                                 24,100             884,229
TXU Corporation                                                    67,000           3,210,640
                                                                         ---------------------
                                                                                    7,350,889
Utility - Gas Distribution 2.6%
Sempra Energy                                                      85,000           3,076,150
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $96,685,333)                                            117,147,344
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 1.1%
Repurchase Agreements
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $400,021); Collateralized by:
United States Government & Agency Issues                      $   400,000             400,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $965,223);
Collateralized by: United States Government & Agency
Issues                                                            965,200             965,200
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,365,200)                                      1,365,200
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $98,050,533)                                118,512,544
99.5%
Other Assets and Liabilities, Net 0.5%                                                574,304
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $    119,086,848
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Energy Fund
September 30, 2004 (Unaudited)
                                                                          Shares or
                                                                      Principal Amount         Value
-----------------------------------------------------------------------------------------------------------
Common Stocks 91.5%
Oil & Gas - Canadian Exploration & Production 4.3%
Talisman Energy, Inc.                                                             27,000        $  699,300

Oil & Gas - Drilling 5.8%
ENSCO International, Inc.                                                          6,500           212,355
Nabors Industries, Ltd. (b)                                                        5,000           236,750
Noble Corporation (b)                                                              5,000           224,750
Rowan Companies, Inc. (b)                                                         10,000           264,000
                                                                                        -------------------
                                                                                                   937,855
Oil & Gas - Field Services 4.2%
BJ Services Company                                                               10,000           524,100
Schlumberger, Ltd.                                                                 2,500           168,275
                                                                                        -------------------
                                                                                                   692,375
Oil & Gas - International Integrated 25.1%
BP PLC Sponsored ADR                                                              11,000           632,830
ChevronTexaco Corporation                                                         14,000           750,960
ConocoPhillips                                                                     8,000           662,800
Exxon Mobil Corporation                                                           13,500           652,455
Murphy Oil Corporation                                                             9,000           780,930
Total SA Sponsored ADR                                                             6,000           613,020
                                                                                        -------------------
                                                                                                 4,092,995
Oil & Gas - Machinery/Equipment 2.1%
Cooper Cameron Corporation (b)                                                     3,000           164,520
Smith International, Inc. (b)                                                      3,000           182,190
                                                                                        -------------------
                                                                                                   346,710
Oil & Gas - Refining/Marketing 2.0%
Valero Energy Corporation                                                          4,000           320,840

Oil & Gas - United States Exploration & Production 36.5%
Burlington Resources, Inc.                                                        18,500           754,800
Devon Energy Corporation                                                           8,000           568,080
EOG Resources, Inc.                                                               10,500           691,425
Kerr McGee Corporation                                                            12,000           687,000
Newfield Exploration Company (b)                                                  11,000           673,640
Noble Energy, Inc.                                                                11,000           640,640
Pioneer Natural Resources Company                                                 20,000           689,600
Spinnaker Exploration Company (b)                                                 12,500           438,000
Unocal Corporation                                                                19,000           817,000
                                                                                        -------------------
                                                                                                 5,960,185
Oil & Gas - United States Integrated 7.3%
Questar Corporation                                                               13,000           595,660
Western Gas Resources, Inc.                                                       21,000           600,390
                                                                                        -------------------
                                                                                                 1,196,050
Utility - Gas Distribution 4.2%
Equitable Resources, Inc.                                                         12,500           678,875
-----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $10,186,669)                                                          14,925,185
-----------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 8.4%
Repurchase Agreements
ABN AMRO Inc (Dated 9/30/04), 1.85%, Due 10/01/04 (Repurchase
proceeds $800,041); Collateralized by:  United States Government &
Agency Issues                                                                $   800,000           800,000
State Street Bank (Dated 9/30/04), 0.85%, Due 10/01/04 (Repurchase
proceeds $576,714); Collateralized by:  United States Government &
Agency Issues                                                                    576,700           576,700
-----------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,376,700)                                                   1,376,700
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $11,563,369) 99.9%                                        16,301,885
Other Assets and Liabilities, Net  0.1%                                                             20,097
-----------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                           $   16,321,982
===========================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Growth & Income Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 96.7%
Aerospace - Defense 3.0%
The Boeing Company                                                 98,800        $  5,100,056
General Dynamics Corporation                                       56,100           5,727,810
Northrop Grumman Corporation                                      100,300           5,348,999
                                                                         ---------------------
                                                                                   16,176,865
Aerospace - Defense Equipment 0.5%
Goodrich Corporation                                               93,100           2,919,616

Banks - Money Center 8.6%
Bank of America Corporation                                       387,000          16,768,710
The Bank of New York Company, Inc.                                126,100           3,678,337
Citigroup, Inc.                                                   325,600          14,365,472
J.P. Morgan Chase & Company                                       294,024          11,681,573
                                                                         ---------------------
                                                                                   46,494,092
Banks - Super Regional 2.7%
U.S. Bancorp                                                      187,600           5,421,640
Wells Fargo & Company                                             153,100           9,129,353
                                                                         ---------------------
                                                                                   14,550,993
Building - Resident/Commercial 0.9%
D.R. Horton, Inc. (c)                                             148,400           4,913,524

Commercial Services - Miscellaneous 1.0%
Paychex, Inc.                                                     174,700           5,267,205

Computer - Data Storage 0.4%
EMC Corporation (b)                                               172,100           1,986,034

Computer - IT Services 2.6%
Accenture, Ltd. Class A (b)                                       226,100           6,116,005
International Business Machines Corporation                        93,500           8,016,690
                                                                         ---------------------
                                                                                   14,132,695
Computer - Manufacturers 1.0%
Dell, Inc. (b)                                                    155,800           5,546,480

Computer - Peripheral Equipment 1.0%
Lexmark International, Inc. Class A (b)                            63,400           5,326,234

Computer Software - Desktop 2.9%
Microsoft Corporation                                             564,500          15,608,425

Computer Software - Security 1.1%
Symantec Corporation (b)                                          109,200           5,992,896

Cosmetics - Personal Care 4.1%
Avon Products, Inc.                                               101,200           4,420,416
Kimberly-Clark Corporation                                         84,200           5,438,478
The Procter & Gamble Company                                      228,800          12,382,656
                                                                         ---------------------
                                                                                   22,241,550
Diversified Operations 8.2%
General Electric Company                                          749,500          25,168,210
Honeywell International, Inc.                                     140,300           5,031,158
Tyco International, Ltd.                                          374,800          11,491,368
United Technologies Corporation                                    30,800           2,876,104
                                                                         ---------------------
                                                                                   44,566,840
Electronics - Scientific Measuring 0.7%
Danaher Corporation                                                69,400           3,558,832

Electronics - Semiconductor Manufacturing 2.1%
Analog Devices, Inc.                                              146,400           5,677,392
Intel Corporation                                                 137,100           2,750,226
National Semiconductor Corporation (b)                            191,200           2,961,688
                                                                         ---------------------
                                                                                   11,389,306
Finance - Equity REIT 0.5%
Vornado Realty Trust                                               43,900           2,751,652

Finance - Investment Brokers 2.3%
The Goldman Sachs Group, Inc.                                      78,967           7,362,883
Morgan Stanley                                                    101,400           4,999,020
                                                                         ---------------------
                                                                                   12,361,903
Finance - Investment Management 0.6%
Franklin Resources, Inc.                                           60,700           3,384,632

Finance - Savings & Loan 0.6%
Golden West Financial Corporation                                  27,900           3,095,505

Financial Services - Miscellaneous 1.1%
American Express Company                                          111,000           5,712,060

Food - Miscellaneous Preparation 1.0%
Kellogg Company                                                   124,500           5,311,170

Insurance - Diversified 3.1%
American International Group, Inc.                                128,100           8,709,519
Genworth Financial, Inc. Class A (b) (c)                          196,800           4,585,440
Prudential Financial, Inc.                                         71,800           3,377,472
                                                                         ---------------------
                                                                                   16,672,431
Insurance - Property/Casualty/Title 1.1%
The Allstate Corporation                                          120,200           5,768,398

Internet - Content 1.7%
Yahoo! Inc. (b)                                                   274,300           9,301,513

Internet - E*Commerce 1.0%
eBay, Inc. (b)                                                     60,600           5,571,564

Leisure - Hotels & Motels 2.2%
Marriott International, Inc. Class A                              121,100           6,292,356
Starwood Hotels & Resorts Worldwide, Inc.                         116,900           5,426,498
                                                                         ---------------------
                                                                                   11,718,854
Machinery - General Industrial 0.5%
Ingersoll-Rand Company Class A                                     41,300           2,807,161

Media - Books 0.8%
McGraw-Hill, Inc.                                                  53,900           4,295,291

Medical - Biomedical/Biotechnology 2.6%
Amgen, Inc. (b)                                                   132,400           7,504,432
Gilead Sciences, Inc. (b)                                         170,200           6,362,076
                                                                         ---------------------
                                                                                   13,866,508
Medical - Drug/Diversified 1.8%
Johnson & Johnson                                                 171,500           9,660,595

Medical - Ethical Drugs 1.4%
Pfizer, Inc.                                                       59,300           1,814,580
Schering-Plough Corporation                                       309,900           5,906,694
                                                                         ---------------------
                                                                                    7,721,274
Medical - Health Maintenance Organizations 2.1%
UnitedHealth Group, Inc.                                          156,500          11,540,310

Medical - Products 3.5%
Guidant Corporation                                                92,600           6,115,304
St. Jude Medical, Inc. (b)                                         93,100           7,007,637
Zimmer Holdings, Inc. (b)                                          71,000           5,611,840
                                                                         ---------------------
                                                                                   18,734,781
Medical/Dental - Services 0.9%
Quest Diagnostics, Inc. (c)                                        58,000           5,116,760

Oil & Gas - Drilling 1.0%
GlobalSantaFe Corporation                                         181,400           5,559,910

Oil & Gas - Field Services 1.4%
Schlumberger, Ltd.                                                115,500           7,774,305

Oil & Gas - International Integrated 7.1%
ChevronTexaco Corporation                                         164,000           8,796,960
ConocoPhillips                                                     69,800           5,782,930
Exxon Mobil Corporation                                           495,200          23,933,016
                                                                         ---------------------
                                                                                   38,512,906
Oil & Gas - Machinery/Equipment 1.4%
Baker Hughes, Inc.                                                173,800           7,598,536

Oil & Gas - United States Exploration & Production
0.7%
Anadarko Petroleum Corporation                                     58,600           3,888,696

Retail - Department Stores 0.8%
Kohl's Corporation (b)                                             89,100           4,293,729

Retail - Major Discount Chains 3.5%
Target Corporation                                                160,600           7,267,150
Wal-Mart Stores, Inc.                                             220,900          11,751,880
                                                                         ---------------------
                                                                                   19,019,030
Retail/Wholesale - Building Products 1.8%
The Home Depot, Inc.                                              242,900           9,521,680

Retail/Wholesale - Office Supplies 0.7%
Staples, Inc.                                                     135,600           4,043,592

Telecommunications - Equipment 1.0%
Lucent Technologies, Inc. (b)                                   1,754,400           5,561,448

Telecommunications - Services 2.3%
SBC Communications, Inc.                                          216,700           5,623,365
Verizon Communications, Inc.                                      169,300           6,667,034
                                                                         ---------------------
                                                                                   12,290,399
Telecommunications - Wireless Equipment 1.3%
QUALCOMM, Inc.                                                    177,740           6,938,970

Transportation - Air Freight 1.1%
FedEx Corporation                                                  72,600           6,221,094

Utility - Electric Power 3.0%
Entergy Corporation                                               131,600           7,976,276
Exelon Corporation                                                219,200           8,042,448
                                                                         ---------------------
                                                                                   16,018,724
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $425,382,085)                                           523,306,968
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 2.7%
Collateral Received for Securities Lending 0.4%
Navigator Prime Portfolio                                       2,089,750           2,089,750

Repurchase Agreements 2.3%
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $11,100,570); Collateralized
by: United States Government & Agency Issues                $  11,100,000          11,100,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $1,609,038);
Collateralized by: United States Government & Agency
Issues                                                          1,609,000           1,609,000
                                                                         ---------------------
Total Repurchase Agreements                                                        12,709,000
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $14,798,750)                                    14,798,750
----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $440,180,835)                               538,105,718
99.4%
Other Assets and Liabilities, Net 0.6%                                              3,354,127
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $    541,459,845
==============================================================================================


LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of security is on loan.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Conservative Equity Funds, Inc., on behalf of
Strong Advisor U.S. Value Fund, Strong Blue Chip Fund, Strong Dividend Income Fund, Strong Energy Fund and Strong Growth and Income Fund



By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    November 12, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    November 12, 2004